Basis of Preparation and Summary of Significant Accounting Policies - Reconciliation of Carrying Amounts Under IAS 39, Net of Tax on Shareholders' Equity and Total Equity (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2016
ASSETS
Cash and non-interest-bearing deposits with banks	$ 3,440	$ 3,840	$ 4,380		$ 3,500
Interest-bearing deposits with banks		13,519	13,311
Securities mandatorily measured and designated at FVTPL
Closing balance		54,397	52,578
Debt securities measured at FVOCI
Closing balance		46,196	35,648
Equity securities designated at FVOCI
Closing balance		602	562
Securities measured at amortized cost
From AFS and HTM securities	3,970
Closing balance		20,115	12,876
Securities		121,310	101,664
Cash collateral on securities borrowed		3,664	5,488
Securities purchased under resale agreements		56,111	43,450
Loans
Loans, net of allowance for credit losses		388,941	371,396
Other		64,219	57,410
Total assets		651,604	597,099
LIABILITIES AND EQUITY
Deposits		485,712	461,015
Cash collateral on securities lent		1,822	2,731
Obligations related to securities sold under repurchase agreements		51,801	30,840
Subordinated indebtedness		4,684	4,080
Obligations related to securities sold short		15,635	13,782
Other		53,370	49,535
Equity
Contributed surplus		125	136
Retained earnings		20,972	18,537
Accumulated other comprehensive income
Closing balance		881	777
Total shareholders' equity		38,394	34,943
Non-controlling interests		186	173
Total equity	31,237	38,580	35,116
Total liabilities and equities		651,604	597,099
Preference shares [member]
Equity
Issued capital		2,825	2,250
Accumulated other comprehensive income
Total equity	1,797	2,825	2,250		1,000
Common shares [member]
Equity
Issued capital		13,591	13,243
Accumulated other comprehensive income
Total equity	12,548	13,591	13,243		$ 8,026
Financial assets at amortised cost [member]
Securities measured at amortized cost
Securities		20,115	12,876
Cash collateral on securities borrowed		3,664	5,488
Securities purchased under resale agreements		$ 50,913	$ 40,128
IAS 39 [member]
ASSETS
Cash and non-interest-bearing deposits with banks	3,440
Interest-bearing deposits with banks	10,712
Trading and FVO securities
Opening balance	50,827
AFS and HTM securities
Opening balance	42,592
Securities measured at amortized cost
Securities	93,419
Cash collateral on securities borrowed	5,035
Securities purchased under resale agreements	40,383
Loans
Loans, net of allowance for credit losses	356,734
Loans	356,734
Other	55,541
Total assets	565,264
LIABILITIES AND EQUITY
Deposits	439,706
Cash collateral on securities lent	2,024
Obligations related to securities sold under repurchase agreements	27,971
Subordinated indebtedness	3,209
Obligations related to securities sold short	13,713
Other	47,404
Total liabilities	534,027
Equity
Contributed surplus	137
Retained earnings	16,101
Accumulated other comprehensive income
Closing balance	452
Total shareholders' equity	31,035
Non-controlling interests	202
Total equity	31,237
Total liabilities and equities	565,264
IAS 39 [member] | Preference shares [member]
Equity
Issued capital	1,797
IAS 39 [member] | Common shares [member]
Equity
Issued capital	12,548
IAS 39 [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL	0
Reclassification [member]
ASSETS
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Trading and FVO securities
To securities mandatorily measured and designated at FVTPL	(50,827)
AFS and HTM securities
To debt securities measured at FVOCI	(32,945)
To equity securities designated at FVOCI	(459)
To securities mandatorily measured at FVTPL	(1,092)
To securities measured at amortized cost	(8,096)
Securities mandatorily measured and designated at FVTPL
From AFS securities	1,092
From trading and FVO securities	50,827
From loans	12
Securities measured at amortized cost
Securities	26
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Loans, net of allowance for credit losses	(375)
Loans	(12)
Other	2
Total assets	16
LIABILITIES AND EQUITY
Deposits	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Subordinated indebtedness	0
Obligations related to securities sold short	0
Other	0
Total liabilities	0
Equity
Contributed surplus	0
Retained earnings	4
Accumulated other comprehensive income
Reclassification of AFS debt securities to securities measured at amortized cost	16
Reclassification of AFS equity securities to securities mandatorily measured at FVTPL	(4)
Total shareholders' equity	16
Non-controlling interests	0
Total equity	16
Total liabilities and equities	16
Reclassification [member] | Preference shares [member]
Equity
Issued capital	0
Reclassification [member] | Common shares [member]
Equity
Issued capital	0
Reclassification [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL	363
Reclassification [member] | Available-for-sale and held-to-maturity [member]
Securities measured at amortized cost
From AFS and HTM securities	8,110
Reclassification [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt securities measured at FVOCI
From AFS securities	32,945
Reclassification [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Equity securities designated at FVOCI
From AFS securities	459
Remeasurements [member]
ASSETS
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities measured at amortized cost
Securities	0
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Loans, net of allowance for credit losses	(138)
Loans	(138)
Other	25
Total assets	(113)
LIABILITIES AND EQUITY
Deposits	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Subordinated indebtedness	0
Obligations related to securities sold short	0
Other	(6)
Total liabilities	(6)
Equity
Contributed surplus	0
Retained earnings	(148)
Accumulated other comprehensive income
Recognition of ECL under IFRS 9 on debt securities measured at FVOCI	45
Total shareholders' equity	(103)
Non-controlling interests	(4)
Total equity	(107)
Total liabilities and equities	(113)
Remeasurements [member] | Preference shares [member]
Equity
Issued capital	0
Remeasurements [member] | Common shares [member]
Equity
Issued capital	0
Remeasurements [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL	$ 0
IFRS9 [member]
ASSETS
Cash and non-interest-bearing deposits with banks				$ 3,440
Interest-bearing deposits with banks				10,712
Securities mandatorily measured and designated at FVTPL
Closing balance				51,931
Securities measured at amortized cost
Securities				93,445
Cash collateral on securities borrowed				5,035
Securities purchased under resale agreements				40,383
Loans
Loans, net of allowance for credit losses				356,221
Loans				356,584
Other				55,568
Total assets				565,167
LIABILITIES AND EQUITY
Deposits				439,706
Cash collateral on securities lent				2,024
Obligations related to securities sold under repurchase agreements				27,971
Subordinated indebtedness				3,209
Obligations related to securities sold short				13,713
Other				47,398
Total liabilities				534,021
Equity
Contributed surplus				137
Retained earnings				15,957
Accumulated other comprehensive income
Closing balance				509
Total shareholders' equity				30,948
Non-controlling interests				198
Total equity				31,146
Total liabilities and equities				565,167
IFRS9 [member] | Preference shares [member]
Equity
Issued capital				1,797
IFRS9 [member] | Common shares [member]
Equity
Issued capital				12,548
IFRS9 [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL				363
IFRS9 [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt securities measured at FVOCI
Closing balance				32,945
IFRS9 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Equity securities designated at FVOCI
Closing balance				459
IFRS9 [member] | Financial assets at amortised cost [member]
Securities measured at amortized cost
Closing balance				$ 8,110